UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California	95131
(Address of principal executive offices)	(Zip code)

Omar Paz,

2211 North First Street,

San Jose,

California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2009

Item 1.	Reports to Stockholders.

Attached is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Shareholder Expenses (Unaudited)

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (1/1/09)	Ending Account Value (6/30/09)	Annualized Expense Ratio†	Expenses Paid During Period* (1/1/09 to 6/30/09)
PayPal Money Market Fund
Actual	$1,000.00	$1,001.90	0.39%	$1.94
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.39	1.96

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio. Annualized expense ratio includes 0.03% of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program (Note 4).

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$541,272,449
Receivables:
Distribution to shareholders	94,225
Prepaid Expenses:
Treasury’s Guarantee Program fee (Note 4)	35,086

Total Assets	541,401,760

LIABILITIES
Payables:
Due to PayPal Asset Management, Inc. (Note 2)	79,517
Due to Master Portfolio	35,086
Accrued trustees’ fees	5,938
Accrued expenses	18,066

Total Liabilities	138,607

NET ASSETS	$541,263,153

Net assets consist of:
Paid-in capital	$541,287,024
Undistributed net investment income	1,200
Accumulated net realized loss	(25,071)

NET ASSETS	$541,263,153

Shares outstanding	541,286,816

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$2,344,794
Expenses (a)	(208,765)

Net investment income allocated from Master Portfolio	2,136,029

FUND EXPENSES (Note 2)
Management fees	2,987,099
Trustees’ fees	11,946
Compliance fees	11,523
Insurance	5,973
Treasury’s Guarantee Program fee (Note 4)	87,580

Total fund expenses	3,104,121
Fees and expenses reimbursed by PPAM (Note 2)	(2,150,711)

Total net expenses	953,410

Net investment income	1,182,619

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	6,925

Net gain on investments	6,925

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,189,544

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $93,468.

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2009 (Unaudited)	For the year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,182,619	$23,296,647
Net realized gain (loss)	6,925	(31,996)

Net increase in net assets resulting from operations	1,189,544	23,264,651

Distributions to shareholders:
From net investment income	(1,182,619)	(23,296,647)

Total distributions to shareholders	(1,182,619)	(23,296,647)

Capital share transactions (Note 3):
Proceeds from shares sold	2,230,903,185	5,041,807,461
Net asset value of shares issued in reinvestment of dividends and distributions	1,921,201	26,176,961
Cost of shares redeemed	(2,379,694,007)	(5,375,931,395)

Net increase (decrease) in net assets resulting from capital share transactions	(146,869,621)	(307,946,973)

Increase (decrease) in net assets	(146,862,696)	(307,978,969)
NET ASSETS:
Beginning of period	688,125,849	996,104,818

End of period	$541,263,153	$688,125,849

Undistributed net investment income included in net assets at end of period	$1,200	$1,200

SHARES ISSUED AND REDEEMED:
Shares sold	2,230,903,185	5,041,807,461
Shares issued in reinvestment of dividends and distributions	1,921,201	26,176,961
Shares redeemed	(2,379,694,007)	(5,375,931,395)

Net increase (decrease) in shares outstanding	(146,869,621)	(307,946,973)

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Six months ended Jun. 30, 2009 (Unaudited)		Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00	(a)	0.03		0.05	0.05	0.03	0.01
Net realized and unrealized gain (loss)	(0.00	)(a)	(0.00	)(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Total from investment operations	0.00		0.03		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.00	)(a)	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.00)		(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.19	%(b)	2.61%		5.10%	4.88%	3.27%	1.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$541,263		$688,126		$996,105	$836,326	$463,147	$221,052
Ratio of expenses to average net assets(c)(d)	0.39	%(e)	0.36	%(e)	0.36%	0.33%	0.08%	0.08%
Ratio of expenses to average net assets prior to waived fees(d)	1.14	%(e)	1.11	%(e)	1.11%	1.11%	1.22%	1.93%
Ratio of net investment income to average net assets(c)(d)	0.40	%(e)	2.65	%(e)	4.98%	4.81%	3.34%	1.37%
Ratio of net investment income (loss) to average net assets prior to waived fees(c)(d)	(0.36	)%(e)	1.90	%(e)	4.23%	4.03%	2.20%	(0.48)%

(a)	Rounds to less than $0.01 or 0.01%.

(b)	Not annualized.

(c)	These ratios include the Fund’s share of net expenses charged to the Money Market Master Portfolio.

(d)	Annualized for periods of less than one year.

(e)

These ratios include fees of 0.03% and 0.01% for the six months ended June 30, 2009 and year ended December 31, 2008, respectively, related to the U.S. Treasury’s Temporary Guarantee Program. See Note 4.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”) is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund is subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices or identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (2.47% of total Master Portfolio asset as of June 30, 2009).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of June 30, 2009, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements, and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2009.

As of December 31, 2008, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $31,996 expiring in 2016. Such losses may be applied against any net realized taxable gains in the succeeding years or until the expiration date, whichever occurs first.

Management has reviewed the tax positions as of June 30, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, PPAM is paid a “unified” fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any), the Fund’s portion of the trustee and officers/errors and omissions liability insurance premium and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors (“BGFA”), the investment adviser to the Master Portfolio. Pursuant to a contractual expense limitation, which is in effect through April 30, 2011, BGFA has agreed to reduce its fee to 0.07%. There can be no assurance that BGFA will extend the expense limitation beyond such time.

PPAM and Barclays Global Investors N.A. (“BGI”), the parent company of BGFA, have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, PPAM pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees and expenses of the Independent Trustees (and their independent legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any) and the Fund’s portion of the trustees and officers/errors and omissions liability insurance premium, to an annual rate of 0.35%. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $2,150,711 or 0.36% of the Fund’s average daily net assets for the six months ended June 30, 2009.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

State Street Bank and Trust Company (“Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2009, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The U.S. Treasury Department (“U.S. Treasury”) established the Temporary Guarantee Program for Money Market Funds (the “Program”) to provide stability to the market and is open to most money market funds. It provides that, in exchange for the payment of a premium, the U.S. Treasury will guarantee to fund shareholders that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008, subject to certain conditions and limitations. The guarantee is available under the Program if the participating money market fund is no longer able to maintain a stable $1.00 share price, commonly referred to as “breaking the buck.”

While the Fund has maintained and expects to continue to maintain its $1.00 share price, there can be no assurance that the Fund will be able to do so. As a result, at a meeting held on October 7, 2008, the Board of Trustees of PayPal Funds determined that, considering the cost of the premium and the potential benefits of the guarantee to the Fund’s shareholders, the Fund should apply to participate in the Program. The cost of the premium for participation in the Program is borne equally by the Fund and the investment adviser, PayPal Asset Management, Inc. The amount of the Treasury’s Guarantee Program fee paid during the period by the Fund is shown in the accompanying Statement of Operations.

The guarantee under the Program covers shareholders of a participating money market fund only for the number of shares held in that fund as of the close of business on September 19, 2008 and still held on the date that the fund’s net asset value falls below $1.00 per share. A shareholder’s holding in a participating money market fund as of September 19, 2008 represents the maximum amount of shares eligible for reimbursement under the Program. Any increase in the number of shares held in a participating money market fund after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in that fund fluctuates after September 19, 2008, a shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. If a shareholder closes his or her account, any future investment in the fund will not be guaranteed. As a result, shareholders of record on September 19 wishing to remain covered by the guarantee afforded under the Program should consider the fact that any redemption or exchange out of the Fund will generally cause those shares to lose this guarantee coverage, even if the shares are exchanged into another fund that is also participating in the Program.

Under the terms of the Program, if the guarantee is triggered with respect to a Fund, the Board of Trustees of the Fund will be required to liquidate that Fund. For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program, subject to the overall amount available to all funds participating in the Program. In liquidation, shareholders with shares not covered under the Program may receive less than $1.00 per share.

The Program had an initial three-month term beginning September 19, 2008, which was extended to April 30, 2009. The Secretary of the Treasury has the option to further renew the Program up to the close of business on September 18, 2009. Each participating money market fund would have to renew its participation at each extension point to maintain coverage and would have to pay additional fees. If the Secretary of the Treasury chooses not to renew the Program at the end of any period, the Program will terminate. Guarantee payments under the Program will not exceed the amount available within in the U.S. Treasury Department’s Exchange Stabilization Fund on the date of claim (currently, approximately $50 billion).

The U.S. Treasury has extended the Program until September 18, 2009. The Fund continued to participate in the Program extension. The U.S. Treasury has not decided whether to extend the Program beyond September 18, 2009. In the event that the Program is extended, the Board of Trustees of PayPal Funds will consider whether the Fund should continue to participate.

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2008 through June 30, 2009. The Fund filed a Form N-PX, for the twelve months ended June 30, 2009, which is available (i) without charge, upon request, by calling the Fund toll-free at
1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

QUARTERLY FILING REQUIREMENT (Unaudited)

As the Fund invests substantially all of its assets in a series of the Master Portfolio, the Fund files the Master Portfolio’s complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PAYPAL MONEY MARKET FUND

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT

(Unaudited)

At a meeting held on August 11, 2009, the Board, including a majority of Independent Trustees, meeting in person, approved the continuation of the Investment Advisory Agreement for an additional period through June 30, 2010. The Board, including a majority of the Independent Trustees, meeting in person on February 24, 2009 and May 12, 2009, approved two separate shorter extensions before the expiration of any prior term of the Advisory Agreement.

In approving the most recent continuation of the Advisory Agreement, the Board had before it information that allowed the Trustees to evaluate the experience of the Adviser’s key personnel, the quality of services the Adviser has provided and is expected to provide to the Fund, and the compensation proposed to be paid to the Adviser including related expense information. The Board also considered detailed information regarding the performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third-party provider. The Independent Trustees discussed the proposed continuance in various private sessions at which no representatives of the Adviser were present, and they were assisted by independent legal counsel to the Independent Trustees (who also serves as legal counsel to the Fund). In reaching their determinations relating to each continuance of the Advisory Agreement with respect to the Fund, the Trustees considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee could have attributed different weights to the various factors.

The two shorter extensions were approved by the Board and the Independent Trustees in order to allow the Adviser additional time to provide information requested by the Independent Trustees to supplement the information previously provided. The Independent Trustees considered the information they had been provided at the time of the February and May meetings to be sufficient to justify each of the shorter extensions pending receipt of the more detailed and updated information requested. With the receipt, review and discussion of that additional information, the Independent Trustees approved the longer renewal through June 30, 2010.

In approving the continuation of the Advisory Agreement on the basis of the amendment approved by the full Board and the Independent Trustees separately, the Trustees considered several factors in respect of the advisory fee level specified in the amended Advisory Agreement, as follows:

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered the advisory and other services provided to the Fund by the Adviser. The advisory services relate largely to the selection of the Master Portfolio and the ongoing monitoring of its investment performance. Other services provided by the Adviser to the Fund include compliance, transfer agency and administrative services not provided by outside service providers. The Board noted the absence of material compliance issues and the responsiveness of the Adviser with respect to any problems that did occur, particularly given the complexity of the transfer agency and account issues that can exist for a mutual fund with a large number of accounts that serve as a sweep vehicle for customers of PayPal, Inc.’s services and that have no minimum investment. The Independent Trustees further noted the accessibility of the Adviser to the Board. The Board noted that the Fund is the Adviser’s only advisory client. The Board and the Independent Trustees concluded that the nature, extent and quality of the services provided by the Adviser are of a satisfactory quality and have benefited and will continue to benefit the Fund and its shareholders.

INVESTMENT RESULTS

The Board considered the investment results of the Fund in light of its investment objective. It compared the Fund’s total returns with the total returns of other money market mutual funds in peer group reports prepared by an independent data provider, with respect to various periods. The Board noted that the Fund’s performance was very competitive, typically in the top quintile in its peer group of money market funds, over the relevant periods, some of which resulted from the very low expenses charged by the Adviser as a result of substantial waivers. Even with the higher fee charged by the Adviser for more recent periods, the performance of the Fund remains good. The Board concluded that the Adviser was implementing the Fund’s investment objective and the Adviser’s continued management should benefit the Fund and its shareholders.

ADVISORY FEES AND TOTAL EXPENSES

The Fund and the Adviser amended the Advisory Agreement on August 11 to reduce the contractual advisory fee by 0.25%, to an annual rate of 0.75%, which includes a variety of other operating expenses as described in the prospectus for the Fund. As noted in the prospectus, the Adviser has traditionally waived a substantial portion of that fee on a voluntary basis. The Board compared both the contractual and voluntarily reduced advisory fees and total expenses of the Fund (as a percentage of average net assets) with the median fee and expense levels of other mutual funds in the relevant peer groups. These comparisons assisted the Board by providing a reasonable statistical measure to assess the Fund’s fees relative to its relevant peers. The Board noted that one of the ongoing justifications for a contractual advisory fee that is higher than many peer group funds is the absence of a minimum account size and the available services without any minimum account size, which normally would be a higher expense for another company’s money market mutual fund to provide. The consensus of the Board was that, even at the amended full contractual rate, the advisory fee would not appear outside the range of money market advisory fees, even though the relative performance of the Fund would suffer. The Board further noted the relevant contractual and additional voluntary expense limitations that the Adviser has agreed to with respect to the Fund and that the Adviser historically has absorbed any expenses in excess of these limits. The Board concluded that the fees charged by the Adviser benefit the Fund and its shareholders.

THE ADVISER’S COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Independent Trustees reviewed information regarding the Adviser’s internal and external costs of providing services to the Fund. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs. They accepted the Adviser’s assertion that the proposed fee level reflecting the contractual and voluntary limits results in a very small profit for the Adviser at the Fund’s current size, which has declined compared to the prior period. This is based on the costs involved with the mutual fund business and the Fund’s unique characteristics such as having no minimum account size and the high level of accessibility of a shareholder’s assets in the Fund for transactions through PayPal, Inc. The Adviser discussed its technology costs in recent years. The Independent Trustees also accepted the Adviser’s assertion that its cumulative profitability for the Fund is substantially negative and would remain so until such time (if ever) the expense limitation is set at a level that provides for a greater amount of profit for the Adviser. Based on their review, the Independent Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable or excessive.

The independent Board members considered the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee reflects those economies of scale. They realized that the advisory fee for the Fund does not have breakpoints, which would otherwise result in lower advisory fee rates as the Fund grows larger. The Board also recognized the benefits to the Fund of the Adviser’s past investment in the Fund’s operations (through past subsidies of the Fund’s operating expenses when it was newer and smaller), and its commitment to maintain reasonable overall operating expenses for the Fund. Although the Fund’s size has declined compared to the prior year, the Independent Trustees expect that the Fund may enjoy economies of scale from further growth beyond its historical levels and will monitor the levels of the Adviser’s profitability accordingly.

ANCILLARY BENEFITS

The Board considered other actual and potential financial benefits to the Adviser in concluding that the contractual advisory fees are reasonable for the Funds. In particular, they noted that the Adviser does not have any affiliates that directly benefit from the Adviser’s relationship to the Funds, but that PayPal, Inc. and eBay, Inc. may benefit indirectly from the availability of the Fund to users of those services.

CONCLUSIONS

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that each renewal of the Agreement for the specified period was in the best interests of the Fund and its shareholders.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2009 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—7.23%
Banco Bilbao Vizcaya Argentaria SA
0.36%, 09/18/09	$142,000,000	$142,001,556
0.56%, 08/04/09	80,000,000	80,000,377
3.22%, 08/20/09	150,000,000	150,001,008
BNP Paribas
0.33%, 09/03/09	100,000,000	100,000,000
0.46%, 08/13/09	200,000,000	200,000,000
0.53%, 08/10/09	50,000,000	50,000,000
0.54%, 08/05/09	115,000,000	115,000,000
Calyon NY
0.54%, 09/01/09	100,000,000	100,000,000
National Australia Bank Ltd.
0.36%, 08/04/09	50,000,000	50,000,000
0.48%, 07/30/09	40,000,000	40,000,000
Nordea Bank Finland PLC
0.41%, 07/28/09	175,000,000	175,000,000
Rabobank Nederland
0.35%, 08/14/09	125,000,000	125,000,000
Societe Generale NY
0.35%, 09/24/09	200,000,000	200,000,000
0.51%, 07/01/09	60,000,000	60,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $1,587,002,941)		1,587,002,941

Security	Face Amount	Value
COMMERCIAL PAPER—50.53%
Alpine Securitization Corp.
0.27%, 07/08/09(a)	50,000,000	49,997,376
Amsterdam Funding Corp.
0.25%, 07/08/09(a)	130,000,000	129,993,681
Atlantic Asset Securities Corp.
0.32%, 08/12/09(a)	50,000,000	49,981,333
0.32%, 08/19/09(a)	37,000,000	36,983,884
0.40%, 09/02/09(a)	65,000,000	64,954,500
0.42%, 08/03/09(a)	100,000,000	99,961,500
0.45%, 07/02/09(a)	100,000,000	99,998,750
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09(a)	320,000,000	319,345,776
Banco Bilbao Vizcaya Argentaria SA London
0.60%, 07/22/09	250,000,000	249,912,500
Barton Capital Corp.
0.27%, 08/05/09(a)	50,000,000	49,986,875
0.33%, 07/08/09(a)	100,000,000	99,993,583
0.35%, 09/09/09(a)	52,047,000	52,011,579
0.45%, 07/07/09(a)	79,355,000	79,349,049
0.45%, 07/21/09(a)	38,291,000	38,281,427
0.50%, 07/01/09(a)	92,126,000	92,126,000
0.50%, 07/07/09(a)	60,387,000	60,381,968
BNP Paribas Finance Inc.
0.41%, 08/13/09	100,000,000	99,951,028
0.56%, 07/27/09	175,000,000	174,929,222
Bryant Park Funding LLC
0.37%, 09/16/09(a)	40,000,000	39,968,344

0.37%, 09/22/09(a)	88,166,000	88,090,789
0.39%, 09/23/09(a)	30,000,000	29,972,700
CAFCO LLC
0.27%, 07/09/09(a)	60,000,000	59,996,400
Cancara Asset Securitisation Ltd.
0.35%, 07/08/09(a)	145,000,000	144,990,132
0.65%, 09/14/09(a)	246,000,000	245,666,875
0.65%, 09/18/09(a)	150,000,000	149,786,042
Chariot Funding LLC
0.45%, 07/06/09(a)	100,000,000	99,993,750
Charta LLC
0.28%, 07/07/09(a)	100,000,000	99,995,333
0.30%, 07/20/09(a)	150,000,000	149,976,250
Danske Corp.
0.47%, 08/10/09	85,000,000	84,955,611
DnB NOR Bank ASA
0.77%, 09/08/09	200,000,000	199,704,833
Edison Asset Securitization LLC
0.40%, 09/03/09(a)	100,000,000	99,928,889
Enterprise Funding LLC
0.47%, 07/13/09(a)	173,424,000	173,396,830
0.47%, 07/21/09(a)	100,000,000	99,973,889
0.50%, 09/21/09(a)	174,140,000	173,941,674
Falcon Asset Securitization Corp.
0.30%, 07/24/09(a)	200,000,000	199,961,667
0.30%, 07/28/09(a)	150,000,000	149,966,250
Gemini Securitization Corp.
0.27%, 07/28/09(a)	200,000,000	199,959,500
General Electric Capital Corp.
0.28%, 07/21/09	250,000,000	249,961,111
0.28%, 07/24/09	500,000,000	499,910,556
Govco LLC
0.29%, 07/27/09(a)	100,000,000	99,979,056
0.30%, 07/17/09(a)	100,000,000	99,986,667
0.67%, 07/30/09(a)	100,000,000	99,946,028
0.70%, 08/04/09(a)	100,000,000	99,933,889
0.85%, 07/20/09(a)	125,000,000	124,943,924
Jupiter Securitization Corp.
0.27%, 07/28/09(a)	100,000,000	99,979,750
Kitty Hawk Funding Corp.
0.40%, 07/24/09(a)	50,000,000	49,987,222
0.45%, 07/13/09(a)	192,774,000	192,745,084
LMA Americas LLC
0.32%, 07/15/09(a)	45,000,000	44,994,400
0.35%, 08/10/09(a)	25,000,000	24,990,278
0.40%, 09/22/09(a)	131,000,000	130,879,189
National Australia Funding (Delaware) Inc.
0.41%, 07/24/09	40,000,000	39,989,522
Nordea North America Inc.
0.37%, 07/29/09	70,000,000	69,979,855
Old Line Funding LLC
0.35%, 09/14/09(a)	40,000,000	39,970,833
Park Avenue Receivables Corp.
0.27%, 08/03/09(a)	50,000,000	49,987,625
0.45%, 07/07/09(a)	100,000,000	99,992,500
Ranger Funding Co. LLC
0.43%, 08/03/09(a)	200,000,000	199,921,167
0.45%, 07/21/09(a)	95,294,000	95,270,177
0.45%, 08/03/09(a)	50,000,000	49,979,375
0.46%, 07/13/09(a)	100,000,000	99,984,667
0.47%, 07/13/09(a)	262,029,000	261,987,948
0.50%, 08/03/09(a)	250,000,000	249,885,417
Regency Markets No. 1 LLC
0.33%, 07/20/09(a)	69,000,000	68,987,983

0.60%, 07/15/09(a)	80,129,000	80,110,303
Societe Generale North America Inc.
0.35%, 08/26/09	350,000,000	349,809,445
0.35%, 09/22/09	205,000,000	204,834,576
0.43%, 08/19/09	125,000,000	124,926,840
Solitaire Funding Ltd.
0.55%, 09/18/09(a)	271,000,000	270,672,918
0.56%, 09/16/09(a)	250,000,000	249,700,556
Straight-A Funding LLC
0.32%, 07/24/09(a)	45,000,000	44,990,799
0.36%, 08/26/09(a)	65,000,000	64,963,600
0.36%, 08/27/09(a)	50,000,000	49,971,500
0.37%, 08/11/09(a)	25,000,000	24,989,465
0.37%, 09/01/09(a)	125,000,000	124,920,347
0.37%, 09/02/09(a)	65,000,000	64,957,913
0.37%, 09/09/09(a)	125,000,000	124,910,069
0.37%, 09/15/09(a)	90,000,000	89,929,700
0.39%, 08/24/09(a)	75,000,000	74,956,125
0.39%, 08/25/09(a)	30,000,000	29,982,125
0.43%, 08/17/09(a)	50,000,000	49,971,930
0.50%, 08/07/09(a)	275,000,000	274,858,680
Tempo Finance Ltd.
0.85%, 07/06/09(a)	50,000,000	49,994,098
Thames Asset Global Securitization No. 1 Inc.
0.30%, 07/15/09(a)	100,000,000	99,988,333
Thunder Bay Funding LLC
0.35%, 09/10/09(a)	38,835,000	38,808,193
0.40%, 07/06/09(a)	25,000,000	24,998,611
0.45%, 07/27/09(a)	75,000,000	74,975,625
Tulip Funding Corp.
0.29%, 07/06/09(a)	160,000,000	159,993,556
0.30%, 07/15/09(a)	113,000,000	112,986,817
Variable Funding Capital Corp.
0.35%, 09/23/09(a)	45,000,000	44,963,250
0.45%, 07/27/09(a)	175,000,000	174,943,125
Yorktown Capital LLC
0.45%, 07/13/09(a)	100,000,000	99,985,000
0.47%, 07/13/09(a)	258,145,000	258,104,558
0.50%, 09/21/09(a)	175,000,000	174,800,695

TOTAL COMMERCIAL PAPER (Cost: $11,096,538,764)		11,096,538,764

Security	Face Amount	Value
MEDIUM-TERM NOTES—3.40%
Commonwealth Bank of Australia
1.27%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
0.32%, 11/12/09	76,662,000	76,570,687
0.32%, 11/13/09	100,000,000	99,880,000
Federal Home Loan Mortgage Corp.
0.32%, 11/09/09	138,894,000	138,732,265
Federal National Mortgage Association
0.32%, 11/04/09	171,500,000	171,307,920
0.32%, 11/18/09	100,000,000	99,875,556
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	61,130,548

TOTAL MEDIUM-TERM NOTES (Cost: $747,496,976)		747,496,976

Security	Face Amount	Value
REPURCHASE AGREEMENTS—19.86%
Banc of America Securities LLC Tri-Party 0.07%, dated 6/30/09, due 7/1/09, maturity value $40,000,078 (collateralized by U.S. government obligations, value $40,800,000).	40,000,000	40,000,000
BNP Paribas Securities Tri-Party 0.39%, dated 6/30/09, due 7/1/09, maturity value $550,005,958 (collateralized by non-U.S. government debt securities, value $566,500,001).	550,000,000	550,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.12%, dated 6/30/09, due 7/1/09, maturity value $125,000,417 (collateralized by U.S. government obligations, value $127,500,000).	125,000,000	125,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.44%, dated 6/30/09, due 7/1/09, maturity value $375,004,583 (collateralized by non-U.S. government debt securities, value $391,567,720).	375,000,000	375,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.64%, dated 6/30/09, due 7/1/09, maturity value $160,002,844 (collateralized by non-U.S. government debt securities, value $167,068,894).	160,000,000	160,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.65%, dated 6/30/09, due 7/27/09, maturity value $350,170,625 (collateralized by non-U.S. government debt securities, value $365,463,206).(b)	350,000,000	350,000,000
Credit Suisse First Boston Tri-Party 0.11%, dated 6/30/09, due 7/1/09, maturity value $130,000,397 (collateralized by U.S. government obligations, value $132,602,533).	130,000,000	130,000,000
Credit Suisse First Boston Tri-Party 0.11%, dated 6/30/09, due 7/1/09, maturity value $250,000,764 (collateralized by U.S. government obligations, value $255,000,168).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 6/30/09, due 7/1/09, maturity value $100,000,139 (collateralized by U.S. government obligations, value $102,000,001).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.05%, dated 6/30/09, due 7/1/09, maturity value $130,000,181 (collateralized by U.S. government obligations, value $132,600,000).	130,000,000	130,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.46%, dated 6/30/09, due 7/27/09, maturity value $100,034,500 (collateralized by non-U.S. government debt securities, value $103,000,001).(b)	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.52%, dated 6/30/09, due 7/1/09, maturity value $100,001,444 (collateralized by non-U.S. government debt securities, value $104,438,723).	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.52%, dated 6/30/09, due 7/20/09, maturity value $350,101,111 (collateralized by non-U.S. government debt securities, value $362,247,641).(b)	350,000,000	350,000,000
Greenwich Capital Markets Tri-Party 0.49%, dated 6/30/09, due 7/1/09, maturity value $275,003,743 (collateralized by U.S. government obligations, value $280,501,899).	275,000,000	275,000,000
Greenwich Capital Markets Tri-Party 0.49%, dated 6/30/09, due 7/1/09, maturity value $340,004,628 (collateralized by U.S. government obligations, value $348,138,546).	340,000,000	340,000,000
HSBC Securities Inc. Tri-Party 0.32%, dated 6/30/09, due 7/1/09, maturity value $100,000,889 (collateralized by non-U.S. government debt securities, value $105,004,031).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.39%, dated 6/30/09, due 7/1/09, maturity value $400,004,333 (collateralized by non-U.S. government debt securities, value $412,002,128).	400,000,000	400,000,000
J.P. Morgan Securities Inc. Tri-Party 0.59%, dated 6/30/09, due 7/1/09, maturity value $150,002,458 (collateralized by non-U.S. government debt securities, value $153,003,701).	150,000,000	150,000,000
Morgan Stanley Tri-Party 0.44%, dated 6/30/09, due 7/1/09, maturity value $335,004,094 (collateralized by non-U.S. government debt securities, value $368,569,248).	335,000,000	335,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $4,360,000,000)		4,360,000,000

Security	Face Amount	Value
TIME DEPOSITS—4.24%
BB&T Corp.
0.02%, 07/01/09	450,000,000	450,000,000
ING Groep NV
0.60%, 08/17/09(b)	200,000,000	200,000,000
0.75%, 08/13/09(b)	100,000,000	100,000,000

JPMorgan Chase Bank N.A.
0.01%, 07/01/09	180,554,000	180,554,000

TOTAL TIME DEPOSITS (Cost: $930,554,000)		930,554,000

Security	Principal	Value
U.S. TREASURY OBLIGATIONS—5.48%
U.S. Treasury Bills
0.27%, 11/19/09(c)	125,000,000	124,867,813
0.29%, 11/12/09(c)	132,500,000	132,356,974
0.30%, 11/27/09(c)	90,000,000	89,889,078
0.30%, 12/03/09(c)	125,000,000	124,838,542
0.31%, 11/05/09(c)	97,500,000	97,394,211
0.31%, 12/10/09(c)	45,000,000	44,937,225
0.32%, 11/05/09(c)	150,000,000	149,832,430
0.33%, 11/05/09(c)	180,000,000	179,792,214
0.33%, 11/12/09(c)	100,000,000	99,878,097
0.34%, 10/22/09(c)	55,000,000	54,941,302
0.34%, 11/05/09(c)	20,000,000	19,976,364
0.35%, 12/10/09(c)	85,000,000	84,866,125

TOTAL U.S. TREASURY OBLIGATIONS (Cost: $1,203,570,375)		1,203,570,375

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—9.22%
Bank of America N.A.
1.40%, 10/02/09	225,000,000	225,000,000
Federal Farm Credit Banks Funding Corp.
0.61%, 05/12/10	30,000,000	30,000,000
Federal Home Loan Bank
0.37%, 06/01/10	110,000,000	110,000,000
0.50%, 05/20/10	274,000,000	274,000,000
0.71%, 04/07/10	75,000,000	75,000,000
Lloyds TSB Bank PLC
0.27%, 07/06/09	75,000,000	75,000,000
MetLife Insurance Co. of Connecticut
1.30%, 08/18/09(a)(b)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
1.56%, 07/20/09(a)(b)	25,000,000	25,000,000
Monumental Global Funding III
1.28%, 08/17/09(a)	150,000,000	150,000,000
Royal Bank of Canada
1.19%, 08/07/09	50,000,000	50,000,000
1.51%, 10/01/09	125,000,000	125,000,000
Societe Generale NY
0.67%, 08/05/09	110,000,000	110,000,000
Toyota Motor Credit Corp.
0.67%, 09/22/09	125,000,000	125,000,000
Toyota Motor Credit Corp. Series 1
0.67%, 09/22/09	150,000,000	150,000,000
0.67%, 10/02/09	200,000,000	200,000,000
Wells Fargo Bank N.A.
0.82%, 09/10/09	250,000,000	250,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,024,000,000)		2,024,000,000

TOTAL INVESTMENTS IN SECURITIES—99.96% (Cost: $21,949,163,056)	21,949,163,056

Other Assets, Less Liabilities — 0.04%	8,793,340

NET ASSETS — 100.00%	$21,957,956,396

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(b)	The investment adviser has determined that this security is “illiquid”, in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(c)	The rate quoted is the yield to maturity.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

June 30, 2009

Asset Type	Value	% of Net Assets
Commercial Paper	$11,096,538,764	50.53%
Repurchase Agreements	4,360,000,000	19.86
Variable & Floating Rate Notes	2,024,000,000	9.22
Certificates of Deposit	1,587,002,941	7.23
U.S. Treasury Obligations	1,203,570,375	5.48
Time Deposits	930,554,000	4.24
Medium-Term Notes	747,496,976	3.40
Other Net Assets	8,793,340	0.04

TOTAL	$21,957,956,396	100.00%

This table is not part of the financial statements.

Money Market Master Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$17,589,163,056
Repurchase agreements, at fair value and cost (Note 1)	4,360,000,000

Total investments	21,949,163,056
Cash	685
Receivables:
Interest	9,978,402
Due from Feeder Funds	292,285

Total Assets	21,959,434,428

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,418,540
Accrued expenses:
Professional fees (Note 2)	28,432
Independent trustees’ fees (Note 2)	31,060

Total Liabilities	1,478,032

NET ASSETS	$21,957,956,396

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$91,890,434

Total investment income	91,890,434

EXPENSES (Note 2)
Investment advisory fees	12,072,285
Professional fees	23,463
Independent trustees’ fees	112,054

Total expenses	12,207,802
Less expense reductions (Note 2)	(3,770,021)

Net expenses	8,437,781

Net investment income	83,452,653

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	309,580

Net realized gain	309,580

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,762,233

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$83,452,653	$908,661,601
Net realized gain (loss)	309,580	(1,344,806)

Net increase in net assets resulting from operations	83,762,233	907,316,795

Interestholder transactions:
Contributions	65,150,155,369	50,941,712,613
Withdrawals	(65,764,921,932)	(60,852,472,460)

Net decrease in net assets resulting from interestholder transactions	(614,766,563)	(9,910,759,847)

Decrease in net assets	(531,004,330)	(9,003,443,052)
NET ASSETS:
Beginning of period	22,488,960,726	31,492,403,778

End of period	$21,957,956,396	$22,488,960,726

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). The Master Portfolio is subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Master Portfolio does not adjust the quoted price for such instruments, even in situations where the Master Portfolio holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolio uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolio in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolio in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolio due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations.

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolio’s net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’s amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the values of the Master Portfolio’s investments according to the fair value hierarchy as of June 30, 2009:

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$1,587,002,941	$—	$1,587,002,941
Commercial Paper	—	11,096,538,764	—	11,096,538,764
Medium-Term Notes	—	747,496,976	—	747,496,976
Repurchase Agreements	—	4,360,000,000	—	4,360,000,000
Time Deposits	—	930,554,000	—	930,554,000
U.S. Treasury Obligations	1,203,570,375	—	—	1,203,570,375
Variable & Floating Rate Notes	—	2,024,000,000	—	2,024,000,000

	$1,203,570,375	$20,745,592,681	$—	$21,949,163,056

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2009, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

Management has reviewed the tax positions as of June 30, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolio’s financial statements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2011. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the six months ended June 30, 2009, BGFA waived and/or credited investment advisory fees in the amount of $3,770,021 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2009, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Ratio of expenses to average net assets (a)	0.07%		0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions (a)	0.10%		0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets (a)	0.69%		2.88%		5.23%	4.99%	3.27%	1.40%
Total return	0.34	% (b)	2.90	% (c)	5.40%	5.13%	3.28%	1.39%

(a)	Annualized for periods of less than one year.

(b)	Not annualized.

(c)	For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

4. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of the Master Portfolio’s current investment advisory agreement with BGFA. In order for the investment management of the Master Portfolio to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement for the Master Portfolio. If approved by the Board, the new investment advisory agreement will be submitted for approval by the investors in the Master Portfolio (each, a “Fund”). Each Fund will in turn call a meeting of its shareholders at which shareholders will vote to instruct the Fund how to vote on the Master Portfolio’s new investment advisory agreement.

5. REVIEW OF SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Master Portfolio as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 28, 2009, the date the financial statements were issued, have been evaluated by the Master Portfolio’s management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

MONEY MARKET MASTER PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between MIP and BGFA (the “Advisory Contract”) on behalf of the Money Market Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 18-19, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies, including the effective use of integrated portfolio management and trading expertise and proprietary technology that provides real-time access to performance, analytics and risk. The Board also considered services provided by BGFA and its affiliates in connection with reviewing counterparty and issuer credit risk and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment and other personnel, including those persons responsible for the day-to-day management of the Master Portfolio and the adequacy of the time and attention that such persons devote to the Master Portfolio. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio; therefore, no comparative performance information was available. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objective. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

MASTER PORTFOLIO’S EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIO

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other investment companies registered under the 1940 Act, objectively selected by Lipper as comprising the Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year (or since inception) periods ended December 31, 2008, and as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising the Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology (the “Lipper Performance Group,” and collectively with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Institutional Money Market Fund than to the underlying Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its Lipper Performance Group over relevant periods. The Board noted that the advisory fee rate for the Master Portfolio was generally lower than the median of the advisory fee rates of the funds in its Lipper Expense Group. The Board also noted that overall expenses for the Master Portfolio were generally lower than the median of the overall expenses for the funds in its Lipper Expense Group, both net and gross of BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, from May 1, 2008 through April 30, 2011, subject to annual review by the Board. The Board also noted that, as a result of relatively higher administrative fees, BGI feeder funds investing in the Master Portfolio had higher overall expenses than other funds in their respective Lipper Expense Groups; however, the Board considered such differences to be minor and the Board did not find such fees to be excessive. Based on this review, the Board concluded that the investment advisory fee and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIO AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolio and the Barclays Global Investors Funds Institutional Money Market Fund, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Master Portfolio’s operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual fee waivers for the Master Portfolio. The Board also noted that BGFA had provided information relating to management estimates of 2009 profitability from the operations of the Master Portfolio; however, the Board considered these forward-looking estimates to be of limited value, and did not base its conclusions on this information. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset level. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception and noted BGFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio, as discussed above. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, the Board discussed the potential for future economies of scale as the asset level of the Master Portfolio increases. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board had requested that BGFA provide comparative fee analysis relating to the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for any other funds or accounts with substantially similar investment objectives and strategies for which BGFA or any of its affiliates provides investment advisory/management services. BGFA and its affiliates do not provide investment advisory/management services to other investment companies registered under the 1940 Act, collective funds, or separate accounts with substantially similar investment objectives and strategies as the Master Portfolio. However, the Board noted that it would continue to request and review such comparative fee information in the future in connection with its annual review of the investment advisory fee rate under the Advisory Contract.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as payment of administration fees to BGI, MIP’s administrator. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that the Master Portfolio may, but generally does not, participate in securities lending activities and generally does not execute transactions with affiliated brokers, as do other series of MIP. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President and the Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ John T. Story
John T. Story, President

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Story
John T. Story, President

Date: August 20, 2009

By:	/s/ Omar Paz
Omar Paz, Principal Financial Officer

Date: August 20, 2009